CONSOLIDATED BALANCE SHEETS - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Current assets
Cash and cash equivalents	$ 2,231,934	$ 2,925,568	$ 10,525,791
Accounts Receivable	277,437	161,409	163,571
Inventory	969,656	575,242	746,833
Prepaid expenses and other current assets	393,041	234,092	390,413
Interest receivable - current portion	0	3,322	0
Notes receivable - current portion	0	4,042,175	850,958
Total current assets	3,872,068	7,941,808	12,677,566
Investment	0	0	2,709
Note receivable	0	0	4,299,042
Interest receivable	0	0	178,258
Property, plant and equipment, net of accumulated depreciation of $1,291,937, $868,200 and $546,408	3,533,038	3,775,509	1,910,301
Right of use assets, operating leases	1,136,695	1,403,429	0
Intangible assets, net of accumulated amortization of $330,207, $242,389 and $116,476	1,333,905	1,421,204	1,525,087
Goodwill	557,896	557,896	25,742,899
Other assets	167,455	167,455	167,455
Total assets	10,601,057	15,267,301	46,503,317
Current liabilities
Accounts payable and accrued liabilities	1,179,748	1,172,883	1,517,127
Accrued interest	267,945	222,433	474,800
Notes payable, net of discount	19,042,293	0	3,932,616
Lease liability - operating leases, current	93,532	336,900	0
Contingent liability	0	150,000	1,000,000
Total current liabilities	20,583,518	1,882,216	6,924,543
Noncurrent liabilities
Lease liability - operating leases, non-current	1,065,208	1,136,151	0
Convertible notes payable - Long Term, net of discount of $0, $2,238,730 and $3,819,010	0	17,644,482	14,541,220
Total Liabilities	21,648,726	20,662,849	21,465,763
Commitments and contingencies	0	0	0
Stockholder’s equity
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0	0
Common stock, $0.0001 par value; 750,000,000 shares authorized at May 31, 2020 and 2019; 126,821,416, 126,521,416 and 125,839,095 shares issued and outstanding at May 31, 2020 and 2019, respectively	12,683	12,653	12,585
Additional paid-in capital	71,319,504	71,196,814	70,758,025
Common stock subscribed	173,452	241,109	455,095
Accumulated deficit	(82,553,308)	(76,846,124)	(46,188,151)
Total stockholder’s equity (deficit)	(11,047,669)	(5,395,548)	25,037,554
Total liabilities and stockholders’ equity (deficit)	$ 10,601,057	$ 15,267,301	$ 46,503,317